Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Commitments [Abstract]
Rent expense	$ 22,417	$ 21,417	$ 20,417
2013	23,333
2014	16,000
Total future minimum rent payments	$ 39,333